Exhibit 99.6

Client Name:
Client Project Name:	FREED2022-HE1
Start - End Dates:	7/15/2022-8/30/2022
Deal Loan Count:	976

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL2550	Missing HUD-1 from sale of property	1
Credit	Legal Documents	CRDLGL4033	Missing Legal Document(s)	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	5
Credit	Credit/Mtg History	CRDCRMH122	Foreclosure history does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	5
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	6
Credit	Credit/Mtg History	CRDCRMH2416	Questionable factors on credit report	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	5
Credit	DTI	CRDDTI134	Debt Ratio Exception =>10%	11
Credit	LTV/CLTV	CRDLTV3030	CLTV Exceeds Guideline Requirement by less than 5%	2
Credit	Title	CRDTIL100	Potential title issue	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Income/Employment	CRDINC2302	Missing Required Income Documentation	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	3
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	3
Credit	Income/Employment	CRDINC890	Employment is Unsupported by Documentation in File	1
Credit	Application	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	1
Total				59

 ©2022 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.